Document And Entity Information	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	VILLAGE FARMS INTERNATIONAL, INC.
Entity Central Index Key	0001584549
Entity Emerging Growth Company	false
Entity File Number	001-38783
Entity Incorporation, State or Country Code	A6
Entity Tax Identification Number	98-1007671
Entity Address, Address Line One	90 Colonial Parkway
Entity Address, City or Town	Lake Mary
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32746
City Area Code	(407)
Local Phone Number	936-1190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	VFF
Security Exchange Name	NASDAQ